Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Lease income—net investment in leases
Interest Income	¥ 69,718	¥ 72,663
Other	2,113	2,412
Lease Income--Operating Leases	397,065	430,665
Total lease income	¥ 468,896	¥ 505,740